Summary of Available for Sale Securities, By Asset Class, in Unrealized Loss Position (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Investment Income [Line Items]
Net unrealized (losses) gains on available-for-sale securities		$ (720)	$ 435	$ (663)
Fixed maturity securities [Member]
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[1],[2]	$ 464	$ 178
Ratio of estimated fair value to amortized cost		80.00%	80.00%
Net unrealized (losses) gains on available-for-sale securities		$ 1,059	$ 541
Less than 80.0% [Member] | Fixed maturity securities [Member]
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		$ 448	$ 66

[1]	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
[2]	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.